Summary of Significant Accounting Policies - Schedule of Assumption Used Derivative Financial Instruments (Details) (10K)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Annual Dividend Yield [Member]
Derivative liability, measurement input	0.00	0.00
Expected Life (Years) [Member] | Minimum [Member]
Derivative liability, term	6 months	6 months
Expected Life (Years) [Member] | Maximum [Member]
Derivative liability, term	1 year	1 year
Risk-Free Interest Rate [Member]
Derivative liability, measurement input	2.050	0.017
Expected Volatility [Member]
Derivative liability, measurement input	111	0.55